Company Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax	£ 1,330	£ 2,149	£ 1,894
Adjustments for:
Non-cash items included in profit	1,212	36	2,394
Net change in operating assets and liabilities	(4,786)	(2,607)	(12,734)
Effects of exchange rate differences	(18)	(616)	2,354
Net cash flows from operating activities	(2,481)	(1,577)	(6,489)
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(10,343)	(10,899)	(2,884)
Net cash flows from investing activities	(4,545)	(2,755)	(206)
Cash flows from financing activities
Issue of other equity instruments	400	0	750
Issue of debt securities and subordinated notes	8,396	6,415	8,683
Repayment of debt securities and subordinated notes	(6,531)	(6,409)	(4,522)
Repurchase of other equity instruments	(500)	0	(750)
Issuance costs of debt securities and subordinated notes	(30)	(18)	(16)
Dividends paid on ordinary shares	(1,295)	(1,538)	(1,013)
Dividends paid on other equity instruments	(139)	(133)	(143)
Net cash flows from financing activities	268	(1,731)	2,711
Change in cash and cash equivalents	(6,758)	(6,063)	(3,984)
Cash and cash equivalents at beginning of period	39,210	45,332	49,248
Cash and cash equivalents at the end of the year	32,437	39,210	45,332
Santander UK Group Holdings plc
Cash flows from operating activities
Profit before tax	1,435	1,675	1,202
Adjustments for:
Non-cash items included in profit	(2)	0
Net change in operating assets and liabilities	932	3,558
Corporation taxes received	22	0
Effects of exchange rate differences	28	(513)
Net cash flows from operating activities	2,415	4,720
Cash flows from investing activities
Purchase of financial assets at amortised cost and financial assets at fair value	(400)	(2,394)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value	500	0
Net cash flows from investing activities	100	(2,394)
Cash flows from financing activities
Issue of other equity instruments	400	0
Issue of debt securities and subordinated notes	770	2,582
Repayment of debt securities and subordinated notes	(1,741)	(3,230)
Repurchase of other equity instruments	(500)	0
Issuance costs of debt securities and subordinated notes	(2)	(4)
Dividends paid on ordinary shares	(1,295)	(1,538)
Dividends paid on other equity instruments	(139)	(133)
Net cash flows from financing activities	(2,507)	(2,323)
Change in cash and cash equivalents	8	3
Cash and cash equivalents at beginning of period	44	41
Cash and cash equivalents at the end of the year	£ 52	£ 44	£ 41